Income Taxes - Schedule of Loss from before Income Tax Provision (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States	$ (5,619)	$ (19,793)
Foreign	(1,601)	(580)
Total	$ (7,220)	$ (20,373)